LEASES (Details 1) ¥ in Thousands	12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2024 CNY (¥)
IfrsStatementLineItems [Line Items]
Carrying amount at beginning		¥ 360	¥ 2,915
Addition
Accretion of interest recognized during the year		6	99
Payments		(366)	(1,024)
Foreign currency translation difference			27
Disposal of PSTT			(1,657)
Carrying amount at ending			360
Current portion			360
Non-current portion
Motor vehicles [member]
IfrsStatementLineItems [Line Items]
Carrying amount at beginning			322
Addition
Accretion of interest recognized during the year			13
Payments			(60)
Foreign currency translation difference
Disposal of PSTT			(275)
Carrying amount at ending
Current portion
Non-current portion
Offices And Warehouse [Member]
IfrsStatementLineItems [Line Items]
Carrying amount at beginning		360	2,593
Addition
Accretion of interest recognized during the year		6	86
Payments		(366)	(964)
Foreign currency translation difference			27
Disposal of PSTT			(1,382)
Carrying amount at ending			360
Current portion			360
Non-current portion